6. PROMISSORY NOTE (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Promissory Note Details Narrative
Accretion expense	$ 113,394
Carrying value of the promissory note	1,109,512
Payment of promissory note	$ 63,562